REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration [abstract]
Auditor's remuneration	$ 2.3	$ 1.5	$ 1.4
Audit-related services	1.8	1.4	1.2
Other audit related services	0.5	0.1	0.2
Tax services	0.0	0.0	0.0
Auditor's remuneration for all other services	$ 0.0	$ 0.0	$ 0.0